CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF COMPONENTS OF CAPITAL

In the management of capital, the Company includes shareholders’ equity (excluding accumulated other compehensive loss and deficit) and cash. The components of capital on December 31, 2023 were:

Cash and cash equivalents	$3,019,069
Shareholders’ equity	$221,823,499